Interest Rate Benchmark Reform	6 Months Ended
Jun. 30, 2022
Interest Rate Benchmark Reform [Abstract]
Interest Rate Benchmark Reform
32. INTEREST RATE BENCHMARK REFORM
The following tables show the notional amounts of assets, liabilities and off-balance sheet commitments at 30 June 2022 and 31 December 2021 affected by IBOR reform that have yet to transition to an alternative benchmark interest rate as provided internally to key management personnel.

				30 June 2022
	GBP(2) LIBOR	USD(2) LIBOR	Other(2)	Total
	£m	£m	£m	£m
Assets
Derivatives(1)	—	1,650	—	1,650
Financial assets at amortised cost	85	17	—	102
	85	1,667	—	1,752
Liabilities
Derivatives(1)	130	1,830	—	1,960
Other financial liabilities at fair value through profit and loss	—	3	—	3
	130	1,833	—	1,963
Off-balance sheet commitments given	8	79	—	87

				31 December 2021
	GBP(2) LIBOR	USD(2) LIBOR	Other(2)	Total
	£m	£m	£m	£m
Assets
Derivatives(1)	—	1,480	—	1,480
Other financial assets at fair value through profit and loss	8	—	—	8
Financial assets at amortised cost	1,373	81	1	1,455
	1,381	1,561	1	2,943
Liabilities
Derivatives(1)	338	1,831	—	2,169
Other financial liabilities at fair value through profit and loss	—	5	—	5
Financial liabilities at amortised cost	34	185	—	219
	372	2,021	—	2,393
Off-balance sheet commitments given	338	59	—	397
(1) Many of the Santander UK group's derivatives subject to IBOR reform are standard ISDA contracts and are subject to supplementary ISDA fallback provisions which became effective on 25 January 2021 setting out what floating rates apply on the permanent discontinuation of key IBORs. The Santander UK group adhered to the protocol and implemented the fallback provisions to derivative contracts entered into before 25 January 2021. Where derivative counterparties also adhered to the protocol, fallback provisions were automatically implemented in existing derivative contracts when the supplement became effective. 1-month, 3-month and 6-month GBP & JPY settings for certain legacy contracts have been extended until at least the end of 2022 but not for cleared derivative contracts.
(2) Settings for GBP, JPY & NOK LIBOR & 1-week and 2-month USD LIBOR ceased on 31 December 2021 and for EONIA on 3 January 2022, however, for certain legacy contracts, 1-month, 3-month and 6-month settings for GBP & JPY LIBOR have been extended until at least 31 December 2022. Remaining USD LIBOR settings (overnight, 1-month, 3-month, 6-month and 12-month) will cease on 30 June 2023.

IBOR Reform
The table below shows the notional amount of derivatives in hedging relationships directly affected by uncertainties related to IBOR reform.

	30 June 2022				31 December 2021
	GBP LIBOR	USD LIBOR	Other	Total	GBP LIBOR	USD LIBOR	Other	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Total notional value of hedging instruments
–Cash flow hedges	—	2,881	—	2,881	—	2,586	—	2,586
–Fair value hedges	—	176	—	176	—	160	—	160
	—	3,057	—	3,057	—	2,746	—	2,746
Maturing after cessation date(1)
–Cash flow hedges	—	2,881	—	2,881	—	2,586	—	2,586
–Fair value hedges	—	176	—	176	—	160	—	160
	—	3,057	—	3,057	—	2,746	—	2,746
(1) Settings for GBP, JPY & NOK LIBOR & 1-week and 2-month USD LIBOR ceased on 31 December 2021 and for EONIA on 3 January 2022, however, for certain legacy contracts, 1-month, 3-month and 6-month settings for GBP & JPY LIBOR have been extended until at least 31 December 2022. Remaining USD LIBOR settings (overnight, 1-month, 3-month, 6-month and 12-month) will cease on 30 June 2023.

For more details on interest rate benchmark reform and the Santander UK group’s transition from IBORs to alternative benchmark rates, see Note 42 to the Consolidated Financial Statements in the 2021 Annual Report.